Principal Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) Segment ¥ / $	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 CNY (¥) ¥ / $	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($) ¥ / $	Jan. 01, 2019 CNY (¥)
Disclosure Of Significant Accounting Policies [Line Items]
Investment income	¥ 3,055,000	$ 439	¥ 3,162,000	¥ 5,598,000
Operating lease assets, estimated economic useful life	18 months	18 months
Prepayment received from customers	¥ 8,288,000		6,904,000		$ 1,190
Revenue recognized from contract liability	¥ 6,904,000		202,477,000	1,451,000
Payment terms under credit sales	The payment terms under credit sales generally consist of 50% down payment and 50% subsequent payments over a period of 90 to 180 days.	The payment terms under credit sales generally consist of 50% down payment and 50% subsequent payments over a period of 90 to 180 days.
Price concessions	¥ 22,392,000		152,755,000	0
Adjustment to the previously estimated variable considerations	¥ 27,719,000		0	0
Standard product warranty	no longer than 6 months that the product will operate under normal use.	no longer than 6 months that the product will operate under normal use.
Advertising expense	¥ 2,377,000		2,124,000	535,000
Value added tax refund description	tax refund for the excess of 3% of its actual tax burden after the VAT is levied at the 16% or 13% tax rate since April 2019.	tax refund for the excess of 3% of its actual tax burden after the VAT is levied at the 16% or 13% tax rate since April 2019.
Value added tax refund received	¥ 1,253,000		110,231,000	38,811,000
Employee social security and welfare benefit expenses	¥ 23,026,000		20,618,000	8,874,000
Appropriation to statutory general reserve percentage	10.00%	10.00%
Statutory general reserve required maximum percentage of registered capital	50.00%	50.00%
Profit appropriations to statutory reserves	¥ 0		68,501,000	22,732,000
Number of operating segment | Segment	1	1
Number of reportable segment | Segment	1	1
Right-of-use assets, net	¥ 22,764,000				$ 3,270	¥ 48,940,000
Operating lease liabilities	22,838,000					¥ 47,967,000
Government Grants
Disclosure Of Significant Accounting Policies [Line Items]
Government grants received	¥ 24,926,000		8,058,000	¥ 1,042,000
Minimum
Disclosure Of Significant Accounting Policies [Line Items]
Value added tax recoverable percentage	10.00%	10.00%
Maximum
Disclosure Of Significant Accounting Policies [Line Items]
Value added tax recoverable percentage	12.00%	12.00%
Fair Value, Recurring
Disclosure Of Significant Accounting Policies [Line Items]
Financial asset measured at fair value			¥ 0
RMB
Disclosure Of Significant Accounting Policies [Line Items]
Exchange rates used for translation per US$ | ¥ / $	6.9762		6.8632		6.9762
Foreign currency convenience translation of amounts from RMB into US$ | ¥ / $	6.9618				6.9618